Trade and Other Payables	6 Months Ended
Jun. 30, 2021
Disclosure of trade and other payables [text block] [Abstract]
Trade and other payables
8.	Trade and other payables

	June 30 2021 £’000	December 31 2020 £’000
Trade payables	24,036	12,668
Accruals and other creditors	31,816	10,348
Tax and social security payables	4,115	2,119
Contract liabilities	13,678	9,059
Deferred consideration	2,924	1,375

	76,569	35,569

Current	76,569	35,569
Non-current	-	-